Operating Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Reportable Operating Segment Information

Reportable operating segment information during the years ended March 31, 2011, 2012 and 2013 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income					6,111

Expenditures for additions to long-lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

As of and for the year ended March 31, 2012:
Net sales to unaffiliated customers	¥101,831	20,410	18,807	—	141,048
Inter-segment sales	3,777	206	—	(3,983)	—

Net sales	105,608	20,616	18,807	(3,983)	141,048
Depreciation and amortization	2,658	627	3,070	483	6,838
Operating income (loss) before stock option compensation expenses	9,845	(1,324)	1,614	(8,715)	1,420
Adjustment:
Stock based compensation expense					583

Operating income					837

Expenditures for additions to long-lived assets	2,398	750	3,492	344	6,984
Total assets	93,603	12,789	30,713	82,121	219,226

As of and for the year ended March 31, 2013:
Net sales to unaffiliated customers	¥99,719	13,107	20,077	—	132,903
Inter-segment sales	1,400	546	—	(1,946)	—

Net sales	101,119	13,653	20,077	(1,946)	132,903
Depreciation and amortization	3,423	486	3,690	464	8,063
Operating income (loss) before stock option compensation expenses	10,956	(4,614)	775	(6,176)	941
Adjustment:
Stock based compensation expense					861

Operating income					80

Expenditures for additions to long-lived assets	3,530	4,565	4,356	141	12,592
Total assets	99,168	18,242	36,065	72,040	225,515

Schedule Of Net Sales To Unaffiliated Customers

Net sales to unaffiliated customers for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Japan	22,398	16,095	14,045
Americas	9,278	29,742	20,583
Europe	2,252	7,015	9,061
Asia	65,706	88,196	89,214

Total	99,634	141,048	132,903

Schedule Of Long-Lived Assets

Property, plant and equipment as of March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Japan	¥29,280	28,234	27,336
Americas	281	1,073	2,693
Europe	563	1,582	2,106
Asia	1,754	3,317	9,233

Total	¥31,878	34,206	41,368